SoFi Next 500 ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Advertising - 0.3%
The Interpublic Group of Companies, Inc. (1)	4,551	$169,252

Aerospace & Defense - 0.7%
Aerojet Rocketdyne Holdings, Inc. (1)(2)	957	52,137
Curtiss-Wright Corp.	419	66,227
HEICO Corp.	689	106,506
Hexcel Corp.	2,496	172,199
		397,069
Agriculture - 0.3%
Darling Ingredients, Inc. (2)	2,575	163,203

Airlines - 1.3%
Alaska Air Group, Inc. (2)	5,510	247,564
American Airlines Group, Inc. (2)	32,318	477,660
		725,224
Apparel - 1.4%
Capri Holdings Ltd. (2)	1,642	57,634
Columbia Sportswear Co. (1)	746	55,077
Crocs, Inc. (2)	1,300	145,964
Deckers Outdoor Corp. (2)	333	158,175
PVH Corp.	744	63,999
Ralph Lauren Corp. - Class A	472	50,178
Skechers U.S.A., Inc. - Class A (2)	1,453	74,641
Tapestry, Inc.	2,661	106,493
VF Corp.	4,300	74,046
		786,207
Auto Manufacturers - 1.5%
Lucid Group, Inc. (1)(2)	54,071	419,591
Rivian Automotive, Inc. - Class A (1)(2)	26,163	385,381
		804,972
Auto Parts & Equipment - 0.6%
BorgWarner, Inc.	3,012	133,522
Fox Factory Holding Corp. (2)	574	51,040
Gentex Corp.	2,476	65,020
Lear Corp.	802	98,373
		347,955
Banks - 4.2%
Bank OZK (1)	1,556	53,807
BOK Financial Corp.	751	61,071
Cadence Bank	4,951	88,920
Columbia Banking System, Inc. (1)	3,846	77,035
Comerica, Inc.	2,180	78,698
Commerce Bancshares, Inc.	1,350	64,733
Cullen/Frost Bankers, Inc.	1,091	109,318
East West Bancorp, Inc.	2,767	132,401
First Citizens BancShares, Inc. - Class A (1)	471	587,431
First Financial Bankshares, Inc.	1,588	41,129
First Horizon National Corp.	7,480	77,119
Glacier Bancorp, Inc.	1,676	48,302
Home BancShares, Inc.	3,423	73,492
Pinnacle Financial Partners, Inc.	1,116	54,293
Prosperity Bancshares, Inc.	970	55,465
SouthState Corp. (1)	1,063	66,459
Synovus Financial Corp. (1)	1,949	52,799
United Bankshares, Inc.	2,028	59,664
Valley National Bancorp	10,526	77,682
Webster Financial Corp.	6,364	226,240
Western Alliance Bancorp (1)	2,376	80,546
Wintrust Financial Corp.	890	56,577
Zions Bancorp N.A.	2,217	60,502
		2,283,683
Beverages - 0.8%
Celsius Holdings, Inc. (2)	1,492	187,291
Molson Coors Brewing Co. - Class B	3,552	219,691
National Beverage Corp.	954	47,147
		454,129
Biotechnology - 2.1%
Apellis Pharmaceuticals, Inc. (2)	1,332	114,352
Arrowhead Pharmaceuticals, Inc. (2)	1,880	64,691
Exelixis, Inc. (2)	3,758	72,454
Halozyme Therapeutics, Inc. (2)	2,531	82,080
Intra-Cellular Therapies, Inc. (2)	2,820	167,452
Ionis Pharmaceuticals, Inc. (2)	893	36,524
Karuna Therapeutics, Inc. (1)(2)	272	61,622
Prometheus Biosciences, Inc. (2)	1,235	245,394
Sarepta Therapeutics, Inc. (2)	1,225	151,410
United Therapeutics Corp. (2)	604	126,683
		1,122,662
Building Materials - 2.1%
AAON, Inc.	1,234	106,877
Armstrong World Industries, Inc.	557	34,779
Builders FirstSource, Inc. (2)	1,396	161,866
Eagle Materials, Inc.	426	69,408
Fortune Brands Innovations, Inc.	1,016	61,417
Lennox International, Inc.	375	103,316
Louisiana-Pacific Corp.	582	34,059
MDU Resources Group, Inc.	2,692	78,553
Mohawk Industries, Inc. (2)	2,081	191,535
Owens Corning	1,009	107,287
Simpson Manufacturing Co., Inc.	558	65,950
Trex Co., Inc. (2)	1,015	52,120
UFP Industries, Inc.	713	55,686
		1,122,853
Chemicals - 1.0%
Ashland, Inc.	763	64,763
Axalta Coating Systems Ltd. (2)	2,759	80,039
Element Solutions, Inc.	2,904	52,069
Huntsman Corp.	1,810	42,987
Olin Corp.	1,386	65,572
RPM International, Inc.	1,547	123,435
The Chemours Co.	1,551	41,086
Valvoline, Inc.	1,406	54,131
		524,082
Commercial Services - 4.9%
ADT, Inc.	23,086	131,359
Alight, Inc. - Class A (2)	5,655	47,841
API Group Corp. (2)	7,356	166,246
ASGN, Inc. (2)	670	43,838
Avis Budget Group, Inc. (2)	619	103,862
Bright Horizons Family Solutions, Inc. (2)	864	73,958
Driven Brands Holdings, Inc. (2)	5,930	147,242
Dun & Bradstreet Holdings, Inc. (1)	19,003	190,030
Euronet Worldwide, Inc. (2)	927	103,268
FTI Consulting, Inc. (2)	422	79,340
GXO Logistics, Inc. (2)	1,528	85,446
H&R Block, Inc.	1,593	47,551
Hertz Global Holdings, Inc. (2)	7,327	114,887
Insperity, Inc.	525	58,128
ManpowerGroup, Inc.	526	36,909
Morningstar, Inc.	523	107,058
Paylocity Holding Corp. (2)	1,160	200,390
R1 RCM, Inc. (2)	5,520	89,700
Robert Half International, Inc. (1)	1,278	83,096
Service Corp. International (1)	1,533	97,514
Toast, Inc. - Class A (2)	7,369	154,528
TriNet Group, Inc. (2)	567	50,389
WEX, Inc. (2)	1,970	326,725
WillScot Mobile Mini Holdings Corp. (2)	2,720	117,178
		2,656,483
Computers - 2.9%
Amdocs Ltd.	1,389	130,802
CACI International, Inc. (2)	252	75,403
DXC Technology Co. (2)	3,192	79,896
ExlService Holdings, Inc. (2)	438	66,112
Insight Enterprises, Inc. (2)	429	58,009
KBR, Inc. (1)	4,175	246,408
Maximus, Inc. (1)	620	50,195
Parsons Corp. (2)	1,552	69,359
Pure Storage, Inc. (2)	9,856	283,754
Qualys, Inc. (2)	599	75,630
Science Applications International Corp.	605	58,885
Super Micro Computer, Inc. (2)	1,289	288,672
Tenable Holdings, Inc. (2)	2,143	87,842
		1,570,967
Cosmetics & Personal Care - 0.5%
Coty, Inc. (2)	10,741	116,433
elf Beauty, Inc. (2)	1,070	111,301
Inter Parfums, Inc.	442	55,515
		283,249
Distribution & Wholesale - 1.1%
Core & Main, Inc. - Class A (1)(2)	2,986	79,846
Pool Corp. (1)	451	142,620
SiteOne Landscape Supply, Inc. (2)	483	66,601
Univar Solutions, Inc. (2)	1,925	68,568
Watsco, Inc. (1)	384	124,558
WESCO International, Inc.	706	96,990
		579,183
Diversified Financial Services - 2.7%
Affiliated Managers Group, Inc.	399	55,497
Air Lease Corp.	2,698	102,578
Ally Financial, Inc.	3,416	91,105
Blue Owl Capital, Inc. - Class A (1)	23,256	238,374
Credit Acceptance Corp. (1)(2)	139	61,950
Evercore, Inc. - Class A (1)	374	40,373
Houlihan Lokey, Inc. - Class A (1)	444	38,766
Interactive Brokers Group, Inc. - Class A	2,073	160,098
Invesco Ltd.	4,088	58,785
Jefferies Financial Group, Inc.	1,939	58,306
Lazard Ltd.	1,138	32,649
OneMain Holdings, Inc. (1)	1,248	47,249
Radian Group, Inc.	1,452	37,084
SEI Investments Co.	1,401	79,269
SLM Corp.	2,390	36,471
Stifel Financial Corp.	1,113	61,849
The Western Union Co.	3,458	39,387
Tradeweb Markets, Inc. - Class A	1,499	100,358
Voya Financial, Inc. (1)	1,588	107,666
		1,447,814
Electric - 1.4%
Black Hills Corp.	923	56,257
Hawaiian Electric Industries, Inc.	1,547	55,553
IDACORP, Inc.	574	59,736
NRG Energy, Inc. (1)	2,643	89,307
OGE Energy Corp.	1,852	65,338
Ormat Technologies, Inc. (1)	766	65,187
Pinnacle West Capital Corp. (1)	1,276	98,609
PNM Resources, Inc.	1,176	54,002
Portland General Electric Co. (1)	993	48,389
Vistra Corp.	7,534	180,590
		772,968
Electrical Components & Equipment - 0.5%
Acuity Brands, Inc.	375	56,509
Generac Holdings, Inc. (1)(2)	652	71,016
Littelfuse, Inc.	323	82,701
Universal Display Corp.	574	84,567
		294,793
Electronics - 2.7%
Allegion PLC	972	101,807
Arrow Electronics, Inc. (2)	625	79,150
Atkore, Inc. (2)	509	59,436
Coherent Corp. (1)(2)	5,606	207,198
Hubbell, Inc.	586	165,522
Jabil, Inc.	1,728	154,691
National Instruments Corp.	1,753	101,323
nVent Electric PLC	2,245	97,388
Sensata Technologies Holding PLC	2,016	83,704
SYNNEX Corp.	2,826	252,588
Trimble, Inc. (2)	2,743	128,016
Woodward, Inc.	556	58,608
		1,489,431
Energy - Alternate Sources - 0.5%
NextEra Energy Partners LP	1,793	107,437
Plug Power, Inc. (1)(2)	9,031	75,138
Sunrun, Inc. (2)	5,124	90,387
		272,962
Engineering & Construction - 1.4%
AECOM	1,514	118,168
Comfort Systems USA, Inc.	519	76,802
EMCOR Group, Inc.	513	84,563
Exponent, Inc.	608	55,522
MasTec, Inc. (2)	2,960	300,025
TopBuild Corp. (2)	541	109,098
		744,178
Entertainment - 1.9%
Caesars Entertainment, Inc. (2)	3,370	138,204
Churchill Downs, Inc.	838	113,817
DraftKings, Inc. - Class A (2)	9,682	225,978
International Game Technology PLC	3,925	96,280
Light & Wonder, Inc. (2)	885	51,586
Marriott Vacations Worldwide Corp. (1)	1,257	154,887
Penn Entertainment, Inc. (2)	1,542	38,612
SeaWorld Entertainment, Inc. (2)	772	43,047
Vail Resorts, Inc.	624	151,757
		1,014,168
Environmental Control - 0.8%
Casella Waste Systems, Inc. - Class A (2)	668	60,227
Clean Harbors, Inc. (2)	976	137,030
Pentair PLC	1,670	92,635
Stericycle, Inc. (2)	2,029	85,522
Tetra Tech, Inc.	595	81,795
		457,209
Food - 2.2%
Albertsons Cos, Inc.	6,427	130,854
Flowers Foods, Inc.	2,406	60,102
Ingredion, Inc.	1,361	142,361
Lancaster Colony Corp.	323	63,495
Performance Food Group Co. (1)(2)	5,850	323,447
Pilgrim’s Pride Corp. (2)	8,101	179,842
Post Holdings, Inc. (1)(2)	1,619	137,550
US Foods Holding Corp. (2)	3,639	144,759
		1,182,410
Food Service - 0.7%
Aramark	9,124	360,215

Gas - 1.0%
National Fuel Gas Co.	1,772	90,213
New Jersey Resources Corp.	1,517	73,499
NiSource, Inc.	5,341	143,619
ONE Gas, Inc.	909	73,574
Southwest Gas Holdings, Inc.	1,010	59,115
UGI Corp. (1)	3,679	102,902
		542,922
Hand & Machine Tools - 0.9%
Lincoln Electric Holdings, Inc.	725	123,004
MSA Safety, Inc. (1)	1,231	169,336
Regal Rexnord Corp.	1,328	172,494
		464,834
Healthcare - Products - 5.3%
10X Genomics, Inc. - Class A (2)	880	46,165
Avantor, Inc. (2)	7,875	157,027
Bio-Techne Corp.	1,855	151,720
Bruker Corp.	1,718	118,714
Dentsply Sirona, Inc.	1,599	57,756
Envista Holdings Corp. (2)	1,794	57,211
Globus Medical, Inc. - Class A (1)(2)	922	49,908
Haemonetics Corp. (2)	1,216	102,874
ICU Medical, Inc. (2)	504	88,144
Inspire Medical Systems, Inc. (2)	606	177,249
Integra LifeSciences Holdings Corp. (2)	1,007	38,216
Lantheus Holdings, Inc. (1)(2)	4,426	383,247
Masimo Corp. (1)(2)	1,110	179,642
Merit Medical Systems, Inc. (2)	757	62,377
Natera, Inc. (2)	1,635	77,025
Penumbra, Inc. (1)(2)	1,176	361,432
QuidelOrtho Corp. (2)	1,499	127,625
Repligen Corp. (1)(2)	774	129,970
Shockwave Medical, Inc. (2)	1,790	492,411
		2,858,713
Healthcare - Services - 2.3%
Acadia Healthcare Co., Inc. (2)	1,245	87,934
Agilon Health, Inc. (1)(2)	9,783	194,486
Catalent, Inc. (1)(2)	1,734	64,557
Charles River Laboratories International, Inc. (2)	653	126,277
Chemed Corp.	156	83,268
DaVita, Inc. (2)	825	77,278
Encompass Health Corp.	864	53,585
HealthEquity, Inc. (2)	1,510	82,748
Medpace Holdings, Inc. (2)	424	87,755
Sotera Health Co. (2)	2,638	37,170
Surgery Partners, Inc. (1)(2)	1,954	73,236
Syneos Health, Inc. (2)	1,195	49,712
Teladoc Health, Inc. (2)	1,533	35,489
Tenet Healthcare Corp. (1)(2)	961	68,423
The Ensign Group, Inc.	707	62,647
Universal Health Services, Inc. - Class D	620	81,921
		1,266,486
Home Builders - 0.3%
Meritage Homes Corp.	445	51,322
Thor Industries, Inc. (1)	476	37,256
Toll Brothers, Inc.	1,290	87,333
		175,911
Home Furnishings - 0.4%
Dolby Laboratories, Inc. - Class A	630	51,994
Leggett & Platt, Inc.	1,278	38,953
Tempur Sealy International, Inc.	1,762	62,798
Whirlpool Corp.	477	61,671
		215,416
Household Products & Wares - 0.1%
Reynolds Consumer Products, Inc. (1)	2,179	59,792

Housewares - 0.1%
Newell Brands, Inc. (1)	4,962	41,234
The Scotts Miracle-Gro Co. (1)	477	30,147
		71,381
Insurance - 3.2%
American Financial Group, Inc.	941	105,646
Assurant, Inc.	580	69,594
Axis Capital Holdings Ltd.	1,044	54,184
Corebridge Financial, Inc.	7,649	127,126
Equitable Holdings, Inc.	11,007	270,112
Erie Indemnity Co. - Class A (1)	532	113,901
Essent Group Ltd.	1,088	48,057
Fidelity National Financial, Inc.	2,289	78,146
First American Financial Corp.	921	50,590
Kinsale Capital Group, Inc. (1)	318	96,348
Lincoln National Corp.	1,541	32,238
MGIC Investment Corp.	2,915	44,075
Old Republic International Corp.	2,537	62,131
Primerica, Inc. (1)	395	71,898
Reinsurance Group of America, Inc.	726	101,640
RLI Corp.	465	57,590
Ryan Specialty Holdings, Inc. - Class A (2)	2,773	113,111
Selective Insurance Group, Inc.	663	64,132
The Hanover Insurance Group, Inc.	447	49,823
Unum Group (2)	2,205	95,807
		1,706,149
Internet - 0.9%
Chewy, Inc. - Class A (2)	1,671	49,278
F5, Inc. (2)	756	111,570
IAC, Inc. - Class A (2)	836	46,682
Robinhood Markets, Inc. - Class A (2)	9,031	80,557
Roku, Inc. - Class A (2)	1,028	59,830
Ziff Davis, Inc. (2)	712	42,036
Zillow Group, Inc. - Class A (1)(2)	1,636	74,618
		464,571
Iron & Steel - 0.7%
ATI, Inc. (2)	4,198	145,167
Cleveland-Cliffs, Inc. (1)(2)	5,823	80,823
Commercial Metals Co.	1,845	78,874
United States Steel Corp. (1)	2,387	49,936
		354,800
Leisure Time - 1.0%
Brunswick Corp.	858	64,779
Harley-Davidson, Inc. (1)	1,660	51,642
Norwegian Cruise Line Holdings Ltd. (1)(2)	12,974	192,664
Planet Fitness, Inc. - Class A (2)	2,005	128,200
Polaris, Inc. (1)	623	67,103
YETI Holdings, Inc. (2)	966	35,327
		539,715
Lodging - 1.2%
Boyd Gaming Corp.	1,073	68,383
Choice Hotels International, Inc. (1)	704	79,897
Hilton Grand Vacations, Inc. (2)	2,823	120,683
Hyatt Hotels Corp. - Class A	1,536	165,089
Wyndham Hotels & Resorts, Inc.	892	60,879
Wynn Resorts Ltd.	1,503	148,346
		643,277
Machinery - Construction & Mining - 0.4%
BWX Technologies, Inc.	947	57,123
Oshkosh Corp.	757	55,889
Vertiv Holdings Co.	6,995	135,004
		248,016
Machinery - Diversified - 2.2%
AGCO Corp.	859	94,731
Applied Industrial Technologies, Inc.	516	63,447
Chart Industries, Inc. (1)(2)	966	105,999
Cognex Corp.	1,714	94,201
Crane Co.	621	45,122
Flowserve Corp. (1)	1,437	46,774
Gates Industrial Corp. PLC (2)	2,825	33,109
Graco, Inc.	1,622	124,067
Nordson Corp.	614	133,809
The Middleby Corp. (2)	678	89,496
The Toro Co.	1,292	126,396
Watts Water Technologies, Inc. - Class A	319	50,546
Xylem, Inc.	860	86,172
Zurn Elkay Water Solutions Corp.	3,503	78,853
		1,172,722
Media - 0.9%
Cable One, Inc.	59	36,098
Endeavor Group Holdings, Inc. - Class A (2)	4,713	106,137
Fox Corp. - Class B	3,266	101,899
News Corp. - Class A	3,921	71,794
Nexstar Media Group, Inc.	435	65,650
The New York Times Co. - Class A	1,852	65,598
World Wrestling Entertainment, Inc. - Class A	545	55,219
		502,395
Metal Fabricate & Hardware - 0.8%
Advanced Drainage Systems, Inc. (1)	1,297	125,511
RBC Bearings, Inc. (1)(2)	832	164,977
The Timken Co.	839	60,030
Valmont Industries, Inc.	303	79,468
		429,986
Mining - 0.5%
Alcoa Corp.	3,580	113,558
MP Materials Corp. (1)(2)	4,611	95,540
Royal Gold, Inc.	649	80,372
		289,470
Miscellaneous Manufacturers - 0.8%
A.O. Smith Corp. - Class A	1,405	89,836
Carlisle Companies, Inc.	1,008	214,139
Donaldson Co., Inc.	1,355	79,308
ITT, Inc.	942	71,743
		455,026
Oil & Gas - 7.9%
Antero Resources Corp. (2)	11,694	238,675
APA Corp.	7,722	245,405
Chesapeake Energy Corp. (1)	3,102	233,426
Chord Energy Corp.	2,114	302,387
Civitas Resources, Inc.	4,051	270,607
Denbury, Inc. (2)	1,962	176,914
EQT Corp.	10,882	378,367
Helmerich & Payne, Inc.	3,872	119,567
HF Sinclair Corp.	8,223	340,761
Matador Resources Co.	3,278	144,134
Murphy Oil Corp. (1)	6,804	236,779
Noble Corp PLC (1)(2)	3,902	147,261
Ovintiv, Inc.	5,083	168,095
PBF Energy, Inc. - Class A	6,151	226,418
PDC Energy, Inc.	2,579	176,971
Range Resources Corp. (1)	5,531	151,383
Southwestern Energy Co. (2)	59,074	281,783
Texas Pacific Land Corp.	154	200,770
Transocean Ltd. (2)	8,914	50,988
Weatherford International PLC (2)	3,239	182,809
		4,273,500
Oil & Gas Services - 0.5%
ChampionX Corp.	3,568	90,128
NOV, Inc.	11,305	159,061
		249,189
Other Financial Investment Activities - 0.3%
SoFi Technologies, Inc. (1)(2)	24,881	172,674

Packaging & Containers - 1.6%
AptarGroup, Inc.	680	76,493
Berry Global Group, Inc.	1,304	74,602
Crown Holdings, Inc.	2,022	154,137
Graphic Packaging Holding Co.	5,989	143,137
Sealed Air Corp. (1)	1,666	63,058
Silgan Holdings, Inc.	1,438	64,696
Sonoco Products Co. (1)	3,379	202,267
Westrock Co.	2,905	81,369
		859,759
Pharmaceuticals - 1.8%
Alkermes PLC (2)	1,289	37,291
BellRing Brands, Inc. (2)	2,710	99,240
Elanco Animal Health, Inc. (2)	12,373	100,840
Henry Schein, Inc. (2)	1,416	104,642
Jazz Pharmaceuticals PLC (2)	1,956	250,681
Neurocrine Biosciences, Inc. (2)	1,917	171,629
Option Care Health, Inc. (2)	2,091	57,607
Organon & Co.	2,454	47,583
Perrigo Co. PLC	2,436	77,855
		947,368
Pipelines - 0.6%
Antero Midstream Corp.	5,036	51,418
DT Midstream, Inc.	1,140	51,824
New Fortress Energy, Inc.	7,930	208,321
		311,563
Private Equity - 0.2%
The Carlyle Group, Inc. (1)	3,207	87,904

Real Estate - 0.2%
Jones Lang LaSalle, Inc. (2)	501	70,310
The Howard Hughes Corp. (2)	780	58,165
		128,475
Real Estate Investment Trusts (REITs) - 6.8%
AGNC Investment Corp. (1)	7,845	72,095
Agree Realty Corp. (1)	1,265	81,580
American Homes 4 Rent - Class A	4,099	140,514
Americold Realty Trust, Inc.	5,658	165,779
Annaly Capital Management, Inc. (1)	13,995	264,226
Apartment Income REIT Corp.	1,678	58,210
Boston Properties, Inc.	1,854	90,234
Brixmor Property Group, Inc.	3,176	63,615
Camden Property Trust	1,452	151,690
Cousins Properties, Inc. (1)	1,481	29,501
CubeSmart (1)	3,143	139,675
EastGroup Properties, Inc.	538	88,560
Equity LifeStyle Properties, Inc.	2,223	140,427
Federal Realty Investment Trust	960	84,672
First Industrial Realty Trust, Inc. (1)	1,472	76,514
Gaming and Leisure Properties, Inc.	3,048	146,731
Healthcare Realty Trust, Inc.	3,993	74,310
Independence Realty Trust, Inc.	7,214	124,586
Kilroy Realty Corp.	1,381	37,480
Kimco Realty Corp. (1)	10,379	190,766
Kite Realty Group Trust	6,607	128,440
Lamar Advertising Co. - Class A	1,078	96,891
Life Storage, Inc.	1,335	170,066
Medical Properties Trust, Inc. (1)	6,279	51,802
National Storage Affiliates Trust (1)	1,449	53,048
NNN REIT, Inc.	2,001	85,122
Omega Healthcare Investors, Inc.	2,043	60,902
Rayonier, Inc.	1,314	38,526
Regency Centers Corp.	1,892	106,463
Rexford Industrial Realty, Inc. (1)	3,324	180,959
Rithm Capital Corp.	4,231	34,440
Ryman Hospitality Properties, Inc. (1)	1,738	159,427
Spirit Realty Capital, Inc. (1)	1,895	74,019
STAG Industrial, Inc. - Class A (1)	1,956	68,069
Starwood Property Trust, Inc. (1)	5,045	88,540
Terreno Realty Corp. (1)	1,267	77,705
		3,695,584
Retail - 3.3%
Academy Sports & Outdoors, Inc. (1)	793	38,825
Advance Auto Parts, Inc.	634	46,212
Asbury Automotive Group, Inc. (1)(2)	451	94,309
AutoNation, Inc. (2)	468	61,271
Bath & Body Works, Inc.	2,208	77,810
BJ’s Wholesale Club Holdings, Inc. (2)	1,683	105,440
Casey’s General Stores, Inc. (1)	530	119,595
Dick’s Sporting Goods, Inc. (1)	620	79,056
FirstCash Holdings, Inc.	967	95,288
Five Below, Inc. (2)	624	107,652
Floor & Decor Holdings, Inc. (1)(2)	1,363	124,456
GameStop Corp. (1)(2)	3,901	93,819
Lithia Motors, Inc. - Class B	338	78,849
Macy’s, Inc. (1)	3,018	41,015
MSC Industrial Direct Co., Inc. - Class A	576	51,794
Murphy USA, Inc.	327	90,389
Penske Automotive Group, Inc. (1)	788	108,917
RH (2)	194	47,526
Texas Roadhouse, Inc. (1)	788	85,025
The Gap, Inc. (1)	3,807	30,532
The Wendy’s Co.	2,382	52,428
Williams-Sonoma, Inc. (1)	712	80,819
Wingstop, Inc.	390	77,750
		1,788,777
Savings & Loans - 0.3%
New York Community Bancorp, Inc. (1)	9,924	102,019
TFS Financial Corp.	3,582	40,512
		142,531
Semiconductors - 2.9%
Allegro MicroSystems, Inc. (2)	3,366	132,385
Amkor Technology, Inc.	3,168	78,503
Cirrus Logic, Inc. (2)	801	62,222
Entegris, Inc. (1)	2,386	251,126
IPG Photonics Corp. (2)	487	53,799
Lattice Semiconductor Corp. (2)	2,647	215,228
MACOM Technology Solutions Holdings, Inc. (2)	961	57,497
MKS Instruments, Inc.	694	67,533
Power Integrations, Inc.	535	46,224
Rambus, Inc. (2)	4,164	266,329
Silicon Laboratories, Inc. (2)	976	137,294
Synaptics, Inc. (2)	660	56,786
Wolfspeed, Inc. (2)	2,844	136,626
		1,561,552
Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	487	98,072

Software - 7.6%
AppLovin Corp. - Class A (2)	2,736	68,427
Bentley Systems, Inc. - Class A	3,912	190,827
BILL Holdings, Inc. (1)(2)	3,045	315,401
Black Knight, Inc. (2)	2,035	117,582
BlackLine, Inc. (2)	1,619	84,301
CCC Intelligent Solutions Holdings, Inc. (2)	14,863	162,601
Ceridian HCM Holding, Inc. (1)(2)	2,723	168,418
Concentrix Corp.	702	61,566
Confluent, Inc. - Class A (2)	3,937	124,960
DigitalOcean Holdings, Inc. (2)	3,860	151,119
DoubleVerify Holdings, Inc. (2)	3,153	109,945
Doximity, Inc. - Class A (2)	1,601	49,103
Dropbox, Inc. - Class A (2)	3,658	84,207
Duolingo, Inc. - Class A (1)(2)	672	100,511
Dynatrace, Inc. (2)	9,710	495,113
Elastic NV (2)	1,700	123,794
Five9, Inc. (2)	1,394	92,157
Guidewire Software, Inc. (2)	1,074	89,121
Informatica, Inc. - Class A (2)	6,124	108,150
Manhattan Associates, Inc. (2)	740	134,251
New Relic, Inc. (2)	1,138	80,172
Nutanix, Inc. (1)(2)	3,571	105,773
Paycor HCM, Inc. (1)(2)	3,313	72,853
Pegasystems, Inc.	740	35,786
Procore Technologies, Inc. (1)(2)	2,338	141,379
SentinelOne, Inc. - Class B (2)	6,537	139,761
Smartsheet, Inc. (2)	2,536	125,735
SPS Commerce, Inc. (2)	501	78,056
Teradata Corp. (2)	1,767	82,802
UiPath, Inc. - Class A (2)	9,500	169,955
Workiva, Inc. - Class A (2)	533	51,626
ZoomInfo Technologies, Inc. (2)	7,394	182,854
		4,098,306
Telecommunications - 0.8%
Ciena Corp. (2)	1,839	85,955
Frontier Communications Parent, Inc. (2)	1,834	27,290
Iridium Communications, Inc.	2,504	150,340
Juniper Networks, Inc.	5,048	153,308
		416,893
Toys, Games & Hobbies - 0.3%
Hasbro, Inc.	1,381	81,962
Mattel, Inc. (2)	3,278	57,070
		139,032
Transportation - 0.6%
Knight-Swift Transportation Holdings, Inc.	1,967	108,165
Landstar System, Inc. (1)	415	72,783
Saia, Inc. (1)(2)	326	92,636
XPO, Inc. (2)	796	37,356
		310,940
Water - 0.3%
Essential Utilities, Inc.	3,436	139,983

Total Common Stocks
(Cost $55,908,379)		53,911,005

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund, Class X, 4.970% (3)	86,980	86,980
Total Short-Term Investments
(Cost $86,980)		86,980

Investments Purchased with Proceeds from Securities Lending - 20.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.290% (3)	10,822,672	10,822,672
Total Investments Purchased with Proceeds from Securities Lending
(Cost $10,822,672)		10,822,672

Total Investments in Securities - 119.9%
(Cost $66,818,031)		64,820,657
Liabilities in Excess of Other Assets - (19.9)%		(10,740,271)
Total Net Assets - 100.0%		$54,080,386

(1)
This security or a portion of this security was out on loan as of May 31, 2023. Total loaned securities had a value of $10,470,792 or 19.4% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)	Non-income producing security.
(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.

Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The SoFi Next 500 ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$53,911,005	$–	$–	$53,911,005
Short-Term Investments	–	86,980	–	–	86,980
Investments Purchased With Collateral From Securities Lending (2)	10,822,672	–	–	–	10,822,672
Total Investments in Securities	$10,822,672	$53,997,985	$–	$–	$64,820,657

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.